Income tax expense - Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income tax expense
Income (loss) before tax	€ (17,070)	€ 9,791	€ 5,090
Tax (expense) income based on expected group tax rate	4,697	(2,722)	(1,415)
Tax effects of:
Non-recognition of interest expenses due to interest cap		(1,042)	(1,103)
Utilization of interest expense carry-forwards and recognition of related deferred tax assets	4,118	1,400
Non-deductible expense (German trade tax)	(727)	(233)	(331)
Other non-deductible expenses	(19,412)	(874)	(778)
Tax free income		108	1,297
Tax rate difference between group and local tax rates	(420)	57	32
Prior year adjustments	155	(85)
Non-recognition on deferred tax assets on loss carryforwards	(4,064)	(18)	(1,062)
Others	119	(32)	(79)
Total income tax expense	€ (15,534)	€ (3,441)	€ (3,439)
Effective total income tax rate (%)	91.00%	35.10%	67.60%